Fair Value of financial assets and liabilities - Summary of movement of financial assets and liabilities accounted for at fair values at level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other investments
Balance at the beginning	€ 2,257,247
Balance at the end	2,252,468	€ 2,257,247
Level 3 | Contingent consideration
Contingent consideration
Balance at the beginning	(306)	(1,103)
Addition		(14)
Fair Value Change	(5)	811
Balance at the end	(311)	(306)
Level 3 | Equity Instruments and other financial assets
Other investments
Balance at the beginning	53,875	25,458
Addition	14,028	25,846
Disposal	(3,523)
Transfer from Level 3 to Level 2	(10,909)
Fair Value Change	(13,144)	2,571
Balance at the end	€ 40,328	€ 53,875